Derivative Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Notes to Financial Statements
Derivative Liabilities

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date.

As detailed in Note 7 (above) the Company has issued several convertible notes in varying amounts and terms, with the following loans becoming convertible during the periods ending December 31, 2016 and March 31, 2016: $33,000 noted dated October 6, 2014; $55,000 note dated November 6, 2014; $43,000 note dated November 25, 2014; $33,000 note dated January 9, 2015; $54,000 note dated February 5, 2015; $66,780 note dated February 17, 2015;$58,300 note dated March 2, 2015; $55,000 note dated March 9, 2015; $29,680 note dated March 26, 2015; $68,900 note dated May 5, 2015; $10,500 note dated May 6, 2015; $16,500 note dated May 27, 2015; $15,000 note dated August 28, 2015; $19,000 note dated September 4, 2015; $55,000 note dated December 29, 2015; $60,500 note dated January 22, 2016; $27,500 note dated February 25, 2016; $7,500 note dated March 24, 2016; $30,000 note dated May 25, 2016; $84,250 note dated June 8, 2016; $56,000 note dated June 23, 2016.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item.  The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt.  During the period ended December 31, 2016, the Company recorded a total change in the fair market value of the derivative liabilities of $83,946.

The Company uses the Black-Scholes option pricing model to value the derivative liability upon the initial conversion date and at each reporting period.  Included in the model to value the derivative liabilities of the above loans are the following assumptions: stock price at valuation date of $0.0001, exercise price of $0.00005 - $0.00058, dividend yield of zero, years to maturity of 0.090410 – .728770, a risk free rate of 0.51% - 0.62%, and annualized volatility of 331% - 529%. The above loans were all discounted in full with the exception of the March 2, 2015 loan which had a debt discount of $46,370, the May 5, 2015 loan which had an initial debt discount of $41,222, and the May 27, 2015 loan which had an initial debt discount of $15,000. Based on the valuations on the initial valuation dates for the period ending December 31, 2016, the Company recognized debt discounts related to the conversion features totaling $105,366 and a derivative expense of $170,250 related to the excess value of the derivative liabilities. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital. As of December 31, 2016, unamortized debt discount, including original issue discounts totaled $130,631. The derivative liabilities totaled $618,060 as of December 31, 2016, of which $- related to long-term debt.

In accordance with AC 815, the Company has bifurcated the conversion feature of their convertible notes and recorded a derivative liability on the date each note became convertible. The derivative liability was then revalued on each reporting date.

As detailed in Note 7 (above) the Company has issued several convertible notes in varying amounts and terms, with the following loans becoming convertible during the years ending March 31, 2015 and 2016: $37,500 note dated March 11, 2014; $53,000 note dated April 8, 2014; $42,500 note dated May 21, 2014; $55,000 note dated September 23, 2014; $66,780 note dated August 14, 2014; $58,300 note dated August 14, 2014; $64,500 note dated September 18, 2014; $58,300 note dated March 2, 2015; $61,111 note dated August 13, 2014; $57,895 note dated August 19, 2014; $33,333 note dated December 16, 2014; $27,778 note dated February 25, 2015; $33,000 noted dated October 6, 2014; $55,000 note dated November 6, 2014; $43,000 note dated November 25, 2014; $68,900 note dated May 5, 2015; $16,500 note dated May 27, 2015; $10,500 note dated May 6, 2015; $15,000 note dated August 28, 2015; $19,000 note dated September 4, 2015; $55,000 note dated December 29, 2015; $60,500 note dated January 22, 2016; $27,500 note dated February 25, 2016; and $7,500 note dated March 24, 2016.

ASC 815 requires Company management to assess the fair market value of certain derivatives at each reporting period and recognize any change in the fair market value as another income or expense item.  The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with the above convertible debt.  During the period ended March 31, 2016, the Company recorded a total change in the fair market value of the derivative liabilities of $563,432.

The Company uses the Black-Scholes option pricing model to value the derivative liability upon the initial conversion date and at each reporting period.  Included in the model to value the derivative liabilities of the above loans are the following assumptions: stock price at valuation date of $0.0006, exercise price of $0.000055 - $0.000582, dividend yield of zero, years to maturity of 0.0986 – .9808, a risk free rate of 0.21% - 0.59%, and annualized volatility of 297% - 489%. The above loans were all discounted in full with the exception of the March 2, 2015 loan which had a debt discount of $46,370, the May 5, 2015 loan which had an initial debt discount of $41,222, and the May 27, 2015 loan which had an initial debt discount of $15,000. Based on the valuations on the initial valuation dates, the Company recognized debt discounts related to the conversion features totaling $531,638 and a derivative expense of $497,213 related to the excess value of the derivative liabilities. Once the loans are fully converted, the remaining derivative liability is reclassified to equity as additional paid-in capital. As of March 31, 2016, unamortized debt discount, including original issue discounts totaled $88,365. The derivative liabilities totaled $446,912 as of March 31, 2016, of which $0 related to long-term debt.